Material accounting policies - Schedule of intangible asset useful economic life (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Material accounting policies - Schedule of intangible asset useful economic life (Details) [Line Items]
Intellectual Property, Useful economic life	5 years
Top of range [member]
Material accounting policies - Schedule of intangible asset useful economic life (Details) [Line Items]
Intellectual Property, Useful economic life	15 years